UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Equity Fund

7/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Alcoholic Beverages – 6.1%
Diageo PLC	571,348	$8,952,331
Grupo Modelo S.A. de C.V., “C” (a)	392,400	1,540,903
Heineken N.V.	271,860	10,853,372
Pernod Ricard S.A.	58,661	4,558,391

		$25,904,997

Apparel Manufacturers – 6.1%
Burberry Group PLC	439,720	$3,378,839
Compagnie Financiere Richemont S.A.	195,015	4,792,115
LVMH Moet Hennessy Louis Vuitton S.A.	105,600	9,525,884
NIKE, Inc., “B”	143,270	8,114,813

		$25,811,651

Automotive – 0.5%
Harley-Davidson, Inc.	84,490	$1,909,474

Biotechnology – 0.3%
Actelion Ltd. (a)	23,311	$1,285,906

Broadcasting – 5.0%
Omnicom Group, Inc.	180,990	$6,153,660
Vivendi S.A.	115,443	2,965,850
Walt Disney Co.	299,170	7,515,150
WPP Group PLC	565,574	4,362,444

		$20,997,104

Brokerage & Asset Managers – 1.3%
Deutsche Boerse AG	36,860	$2,921,033
Julius Baer Holding Ltd.	57,111	2,720,208

		$5,641,241

Business Services – 1.7%
Accenture Ltd., “A”	153,680	$5,389,558
DST Systems, Inc. (a)	39,620	1,756,355

		$7,145,913

Chemicals – 3.7%
3M Co.	142,560	$10,053,331
Givaudan S.A.	8,544	5,712,523

		$15,765,854

Computer Software – 2.2%
Oracle Corp.	427,630	$9,463,452

Computer Software - Systems – 1.3%
Canon, Inc.	152,500	$5,689,036

Conglomerates – 0.6%
Smiths Group PLC	227,963	$2,741,766

Consumer Products – 5.4%
Beiersdorf AG	28,200	$1,420,035
International Flavors & Fragrances, Inc.	72,170	2,544,714
Kao Corp.	207,000	4,692,365
Procter & Gamble Co.	92,275	5,122,185
Reckitt Benckiser Group PLC	193,170	9,280,301

		$23,059,600

Electrical Equipment – 3.9%
Legrand S.A.	193,780	$4,740,881
Rockwell Automation, Inc.	91,400	3,784,874
Schneider Electric S.A.	85,687	7,784,546

		$16,310,301

1

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.4%
ASML Holding N.V.	67,188	$1,759,167
Hirose Electric Co. Ltd.	13,500	1,512,285
Hoya Corp.	221,600	5,351,186
Intel Corp.	230,840	4,443,670
Samsung Electronics Co. Ltd.	9,230	5,440,905

		$18,507,213

Energy - Independent – 1.0%
INPEX Holdings, Inc.	557	$4,261,749

Energy - Integrated – 3.8%
Chevron Corp.	58,830	$4,086,920
Exxon Mobil Corp.	39,450	2,776,886
Royal Dutch Shell PLC	160,330	4,213,878
TOTAL S.A.	89,510	4,964,083

		$16,041,767

Food & Beverages – 7.3%
General Mills, Inc.	55,690	$3,280,698
Groupe Danone	77,019	4,132,487
J.M. Smucker Co.	79,639	3,984,339
Nestle S.A.	334,243	13,755,680
PepsiCo, Inc.	100,310	5,692,593

		$30,845,797

Food & Drug Stores – 2.3%
Lawson, Inc.	26,500	$1,100,608
Tesco PLC	366,066	2,247,244
Walgreen Co.	200,970	6,240,119

		$9,587,971

Gaming & Lodging – 1.2%
Ladbrokes PLC	741,950	$2,175,130
William Hill PLC	973,980	2,985,517

		$5,160,647

Insurance – 2.1%
AXA	250,780	$5,300,787
QBE Insurance Group Ltd.	40,780	665,074
Swiss Reinsurance Co.	70,878	2,719,317

		$8,685,178

Machinery & Tools – 0.5%
Fanuc Ltd.	24,600	$2,019,995

Major Banks – 6.0%
Bank of New York Mellon Corp.	205,683	$5,623,373
Erste Group Bank AG	53,448	1,865,634
Goldman Sachs Group, Inc.	26,010	4,247,433
Intesa Sanpaolo S.p.A (a)	437,625	1,629,539
Standard Chartered PLC	182,395	4,329,527
State Street Corp.	149,520	7,520,856

		$25,216,362

Medical Equipment – 8.6%
Alcon, Inc.	27,000	$3,445,200
DENTSPLY International, Inc.	113,000	3,768,550
Essilor International S.A.	34,700	1,923,913
Medtronic, Inc.	177,490	6,286,696
Sonova Holding AG	17,782	1,568,290
Synthes, Inc.	40,270	4,525,735

2

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Thermo Fisher Scientific, Inc. (a)	106,190	$4,808,283
Waters Corp. (a)	96,620	4,855,155
Zimmer Holdings, Inc. (a)	109,920	5,122,272

		$36,304,094

Natural Gas - Distribution – 1.2%
GDF Suez	137,969	$5,271,148

Network & Telecom – 1.7%
Cisco Systems, Inc. (a)	325,850	$7,171,959

Oil Services – 0.4%
National Oilwell Varco, Inc. (a)	50,500	$1,814,970

Other Banks & Diversified Financials – 2.3%
Aeon Credit Service Co. Ltd.	113,000	$1,287,334
American Express Co.	103,700	2,937,821
Komercni Banka A.S.	8,745	1,510,125
UBS AG (a)	283,414	4,139,889

		$9,875,169

Pharmaceuticals – 7.4%
Bayer AG	99,540	$6,109,110
GlaxoSmithKline PLC	94,900	1,821,460
Johnson & Johnson	89,000	5,419,210
Merck KGaA	66,980	6,233,969
Roche Holding AG	74,320	11,718,449

		$31,302,198

Printing & Publishing – 0.9%
Wolters Kluwer N.V.	182,930	$3,598,076

Railroad & Shipping – 1.4%
Canadian National Railway Co.	120,506	$5,878,283

Specialty Chemicals – 4.9%
L’Air Liquide S.A.	54,481	$5,688,769
Linde AG	109,480	10,333,091
Praxair, Inc.	33,760	2,639,357
Shin-Etsu Chemical Co. Ltd.	40,000	2,155,878

		$20,817,095

Specialty Stores – 0.3%
Abercrombie & Fitch Co., “A”	11,300	$323,067
Sally Beauty Holdings, Inc. (a)	117,710	821,616

		$1,144,683

Telephone Services – 0.8%
Singapore Telecommunications Ltd.	1,420,975	$3,455,799

Trucking – 2.5%
TNT N.V. (l)	226,135	$5,371,300
United Parcel Service, Inc., “B”	95,910	5,153,244

		$10,524,544

Utilities - Electric Power – 0.6%
E.ON AG	69,847	$2,644,126

Total Common Stocks		$421,855,118

Money Market Funds (v) – 0.4%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	1,759,594	$1,759,594

3

MFS Global Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.7%
Morgan Stanley Repurchase Agreement, 0.19%, dated 7/31/09, due 8/03/09, total to be received $3,125,049 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,213,694 in an individually traded account), at Net Asset Value	$3,125,000	$3,125,000

Total Investments		$426,739,712

Other Assets, Less Liabilities – (0.8)%		(3,480,734)

Net Assets – 100.0%		$423,258,978

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC    Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Global Equity Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$421,855,118	$—	$—	$421,855,118
Short Term Securities	—	3,125,000	—	3,125,000
Mutual Funds	1,759,594	—	—	1,759,594

Total Investments	$423,614,712	$3,125,000	$—	$426,739,712

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Global Equity Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$434,504,535

Gross unrealized appreciation	$61,419,999
Gross unrealized depreciation	(69,184,822)

Net unrealized appreciation (depreciation)	$(7,764,823)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,072,364	38,408,547	(38,721,317)	1,759,594

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,877	$1,759,594

(4) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets, as of July 31, 2009, are as follows:

United States	38.8%
France	13.4%
Switzerland	12.5%
United Kingdom	10.0%
Germany	7.0%
Japan	6.6%
Netherlands	6.1%
Canada	1.4%
South Korea	1.3%
Other Countries	2.9%

6

MFS® Global Total Return Fund

7/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 58.8%
Aerospace – 2.5%
Lockheed Martin Corp.	113,880	$8,513,669
Northrop Grumman Corp.	99,700	4,444,626
United Technologies Corp.	59,550	3,243,689

		$16,201,984

Alcoholic Beverages – 1.0%
Heineken N.V.	164,850	$6,581,249

Apparel Manufacturers – 0.6%
Compagnie Financiere Richemont S.A.	85,055	$2,090,062
NIKE, Inc., “B”	35,450	2,007,888

		$4,097,950

Broadcasting – 2.3%
Fuji Television Network, Inc.	1,083	$1,731,655
Nippon Television Network Corp.	12,680	1,646,892
Omnicom Group, Inc.	83,000	2,822,000
Vivendi S.A.	125,228	3,217,237
Walt Disney Co.	125,980	3,164,618
WPP Group PLC	325,726	2,512,423

		$15,094,825

Brokerage & Asset Managers – 0.4%
Daiwa Securities Group, Inc.	473,000	$2,799,260

Business Services – 1.6%
Accenture Ltd., “A”	114,780	$4,025,335
Bunzl PLC	204,820	1,772,293
Nomura Research Institute Ltd.	56,000	1,387,794
USS Co. Ltd.	46,830	2,929,813

		$10,115,235

Chemicals – 1.0%
3M Co.	31,680	$2,234,074
PPG Industries, Inc.	81,220	4,467,100

		$6,701,174

Computer Software – 0.5%
Oracle Corp.	148,130	$3,278,117

Computer Software - Systems – 1.4%
Fujitsu Ltd.	291,000	$1,912,835
International Business Machines Corp.	31,990	3,772,581
Konica Minolta Holdings, Inc.	329,500	3,604,042

		$9,289,458

Construction – 1.1%
CRH PLC	56,960	$1,359,850
Geberit AG	28,940	4,037,762
Sherwin-Williams Co.	27,960	1,614,690

		$7,012,302

Consumer Products – 2.2%
Henkel KGaA, IPS	101,000	$3,714,047
Kao Corp.	265,000	6,007,133
Kose Corp.	103,000	2,102,996
Procter & Gamble Co.	37,185	2,064,139

		$13,888,315

Containers – 0.3%
Brambles Ltd.	401,360	$2,010,708

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.5%
Legrand S.A.	150,150	$3,673,461
OMRON Corp.	109,500	1,775,144
Spectris PLC	250,440	2,330,196
W.W. Grainger, Inc.	16,970	1,525,773

		$9,304,574

Electronics – 1.7%
Intel Corp.	191,900	$3,694,075
Samsung Electronics Co. Ltd.	7,417	4,372,177
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	272,324	2,851,232

		$10,917,484

Energy - Independent – 1.1%
Apache Corp.	33,250	$2,791,337
Devon Energy Corp.	39,560	2,298,040
EOG Resources, Inc.	27,140	2,009,174

		$7,098,551

Energy - Integrated – 4.3%
Chevron Corp.	78,910	$5,481,878
Exxon Mobil Corp.	82,750	5,824,772
Hess Corp.	35,500	1,959,600
Royal Dutch Shell PLC, “A”	188,730	4,955,951
TOTAL S.A.	170,830	9,473,962

		$27,696,163

Food & Beverages – 2.8%
J.M. Smucker Co.	22,913	$1,146,337
Kellogg Co.	36,810	1,748,475
Nestle S.A.	283,663	11,674,074
Nong Shim Co. Ltd.	5,266	1,052,600
PepsiCo, Inc.	47,440	2,692,220

		$18,313,706

Food & Drug Stores – 0.7%
CVS Caremark Corp.	88,790	$2,972,689
Kroger Co.	83,040	1,775,395

		$4,748,084

Insurance – 3.8%
Allstate Corp.	131,060	$3,526,825
Aon Corp.	50,550	1,994,197
Aviva PLC	307,510	1,801,733
ING Groep N.V.	142,710	1,830,234
Jardine Lloyd Thompson Group PLC	263,990	1,909,452
MetLife, Inc.	172,440	5,854,338
Muenchener Ruckversicherungs-Gesellschaft AG	16,870	2,550,914
Travelers Cos., Inc.	35,730	1,538,891
Zurich Financial Services AG	15,910	3,126,468

		$24,133,052

Leisure & Toys – 0.2%
NAMCO BANDAI Holdings, Inc.	109,500	$1,231,260

Machinery & Tools – 0.5%
Assa Abloy AB, “B”	212,090	$3,497,604

Major Banks – 5.6%
Bank of New York Mellon Corp.	161,258	$4,408,794
Credit Agricole S.A.	178,585	2,549,190
Goldman Sachs Group, Inc.	32,920	5,375,836

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
HSBC Holdings PLC	425,010	$4,300,570
JPMorgan Chase & Co.	128,680	4,973,482
PNC Financial Services Group, Inc.	33,610	1,232,143
State Street Corp.	77,120	3,879,136
Sumitomo Mitsui Financial Group, Inc.	98,000	4,194,452
UniCredito Italiano S.p.A. (a)	745,438	2,183,382
Wells Fargo & Co.	109,710	2,683,507

		$35,780,492

Medical Equipment – 1.3%
Medtronic, Inc.	68,340	$2,420,603
Smith & Nephew PLC	436,313	3,465,630
Synthes, Inc.	11,140	1,251,966
Waters Corp. (a)	25,230	1,267,808

		$8,406,007

Network & Telecom – 0.5%
Nokia Oyj	259,040	$3,448,419

Oil Services – 0.2%
National Oilwell Varco, Inc. (a)	37,070	$1,332,296

Other Banks & Diversified Financials – 1.1%
Bangkok Bank Public Co. Ltd.	449,400	$1,485,674
DNB Holding A.S.A. (a)	306,600	2,668,110
Hachijuni Bank Ltd.	178,000	1,042,135
Sapporo Hokuyo Holdings, Inc.	215,000	724,808
Unione di Banche Italiane Scpa	90,218	1,262,088

		$7,182,815

Pharmaceuticals – 6.8%
Abbott Laboratories	45,890	$2,064,591
Daiichi Sankyo Co. Ltd.	111,300	2,023,102
GlaxoSmithKline PLC	316,400	6,072,814
Hisamitsu Pharmaceutical Co., Inc.	17,600	608,211
Johnson & Johnson	68,510	4,171,574
Merck & Co., Inc.	150,540	4,517,705
Merck KGaA	28,140	2,619,049
Pfizer, Inc.	170,900	2,722,437
Roche Holding AG	54,810	8,642,198
Sanofi-Aventis S.A.	116,130	7,607,303
Wyeth	56,800	2,644,040

		$43,693,024

Printing & Publishing – 0.4%
Reed Elsevier PLC	334,683	$2,366,269

Specialty Stores – 0.1%
Praktiker Bau-und Heimwerkermaerkte Holding AG	61,040	$611,612

Telecommunications - Wireless – 2.7%
America Movil S.A.B. de C.V., “L”, ADR	41,390	$1,780,184
KDDI Corp.	1,196	6,344,962
Vodafone Group PLC	4,413,555	9,046,208

		$17,171,354

Telephone Services – 3.0%
AT&T, Inc.	248,040	$6,506,089
China Unicom Ltd.	1,040,000	1,500,274
Royal KPN N.V. (l)	390,700	5,872,138

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Common Stocks – continued
Telephone Services – continued
Telefonica S.A.		216,780	$5,393,185

			$19,271,686

Tobacco – 2.4%
Altria Group, Inc.		54,020	$946,971
British American Tobacco PLC		127,570	3,959,385
Japan Tobacco, Inc.		877	2,539,477
Lorillard, Inc.		20,820	1,534,850
Philip Morris International, Inc.		141,150	6,577,590

			$15,558,273

Trucking – 1.7%
TNT N.V. (l)		226,342	$5,376,217
Yamato Holdings Co. Ltd.		353,000	5,248,835

			$10,625,052

Utilities - Electric Power – 1.5%
Dominion Resources, Inc.		76,144	$2,573,667
E.ON AG		102,296	3,872,514
FPL Group, Inc.		30,040	1,702,367
PPL Corp.		42,980	1,452,294

			$9,600,842

Total Common Stocks			$379,059,196

Bonds – 35.1%
Asset Backed & Securitized – 1.1%
Banc of America Commercial Mortgage, Inc., “A4”, FRN, 5.414%, 2047		$980,000	$827,876
Bayview Commercial Asset Trust, FRN, 0.896%, 2023 (z)	CAD	560,000	335,610
Commercial Mortgage Asset Trust, FRN, 0.852%, 2032 (i)(z)		$12,073,408	301,956
Commercial Mortgage Pass-Through Certificates, FRN, 0.478%, 2017 (n)		1,400,000	1,242,566
Commercial Mortgage Pass-Through Certificates, FRN, 0.488%, 2017 (n)		1,689,350	1,478,190
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)		22,753,671	256,095
Greenwich Capital Commercial Funding Corp., FRN, 5.917%, 2038		945,000	815,341
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043		980,000	838,957
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.882%, 2051		1,110,000	876,174

			$6,972,765

Emerging Market Quasi-Sovereign – 1.0%
BNDES Participacoes S.A., 6.5%, 2019 (n)		$292,000	$295,650
Empresa Nacional del Petroleo, 6.25%, 2019 (n)		651,000	660,038
Gaz Capital S.A., 8.125%, 2014 (z)		751,000	758,510
KazMunaiGaz Finance B.V., 11.75%, 2015 (z)		364,000	378,560
Mubadala Development Co., 7.625%, 2019 (n)		654,000	699,780
Pemex Project Funding Master Trust, 5.75%, 2018		653,000	643,205
Petrobras International Finance Co., 7.875%, 2019		679,000	753,894
Qtel International Finance Ltd., 7.875%, 2019 (n)		587,000	639,114
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019 (z)		500,000	519,635
TDIC Finance Ltd., 6.5%, 2014 (n)		749,000	773,032

			$6,121,418

Emerging Market Sovereign – 0.4%
Emirate of Abu Dhabi, 6.75%, 2019 (n)		$535,000	$571,723
Republic of Peru, 7.125%, 2019		601,000	651,484
Republic of Poland, 6.375%, 2019		689,000	713,666
State of Qatar, 6.55%, 2019 (n)		535,000	561,750

			$2,498,623

International Market Quasi-Sovereign – 0.3%
Canada Housing Trust, 4.6%, 2011 (n)	CAD	1,910,000	$1,883,883

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
International Market Sovereign – 25.7%
Dutch Government, 3.75%, 2014	EUR	4,585,000	$6,869,266
Federal Republic of Germany, 5%, 2011		1,367,000	2,082,473
Federal Republic of Germany, 3.75%, 2013		1,552,000	2,337,822
Federal Republic of Germany, 6.25%, 2030		3,749,000	6,902,722
Government of Canada, 4.5%, 2015	CAD	1,381,000	1,394,884
Government of Canada, 4.25%, 2018		1,371,000	1,359,699
Government of Canada, 5.75%, 2033		585,000	681,978
Government of Japan, 1.3%, 2014	JPY	351,000,000	3,805,827
Government of Japan, 1.7%, 2017		2,643,000,000	29,173,664
Government of Japan, 2.1%, 2024		819,000,000	8,910,227
Government of Japan, 2.2%, 2027		648,700,000	6,994,998
Government of Japan, 2.4%, 2037		157,350,000	1,695,191
Kingdom of Belgium, 5.5%, 2017	EUR	3,027,000	4,918,612
Kingdom of Spain, 5%, 2012		6,089,000	9,434,042
Kingdom of Spain, 4.6%, 2019		2,184,000	3,308,806
Kingdom of Sweden, 4.5%, 2015	SEK	16,865,000	2,534,962
Republic of Austria, 4.65%, 2018	EUR	1,297,000	1,986,336
Republic of Finland, 3.875%, 2017		2,319,000	3,427,500
Republic of France, 6%, 2025		4,111,000	7,255,705
Republic of France, 4.75%, 2035		1,300,000	2,030,175
Republic of Greece, 3.6%, 2016		4,002,000	5,683,858
Republic of Ireland, 4.6%, 2016		5,391,000	7,938,894
Republic of Italy, 4.75%, 2013		13,051,000	20,001,732
Republic of Italy, 5.25%, 2017		7,938,000	12,583,918
United Kingdom Treasury, 8%, 2015	GBP	2,629,000	5,591,490
United Kingdom Treasury, 8%, 2021		1,818,000	4,222,081
United Kingdom Treasury, 4.25%, 2036		1,521,000	2,432,645

			$165,559,507

Local Authorities – 0.2%
Metropolitan Transportation Authority, NY, (Build America Bonds), 7.336%, 2039		$610,000	$709,436
Utah Transit Authority Sales Tax Rev. (Build America Bonds), “B”, 5.937%, 2039		790,000	806,709

			$1,516,145

Mortgage Backed – 1.8%
Fannie Mae, 4.786%, 2012		$1,202,739	$1,262,120
Fannie Mae, 4.517%, 2013		80,386	83,800
Fannie Mae, 5.37%, 2013		265,953	283,930
Fannie Mae, 4.78%, 2015		352,986	369,240
Fannie Mae, 4.79%, 2015		369,169	386,862
Fannie Mae, 4.856%, 2015		278,944	290,732
Fannie Mae, 5.5%, 2015 - 2024		395,287	416,226
Fannie Mae, 5.09%, 2016		362,000	382,258
Fannie Mae, 5.423%, 2016		336,657	363,478
Fannie Mae, 4.989%, 2017		245,960	260,401
Fannie Mae, 5.05%, 2017		330,000	347,597
Fannie Mae, 5.32%, 2017		277,298	295,992
Fannie Mae, 5.161%, 2018		785,507	836,883
Fannie Mae, 5.1%, 2019		345,004	359,750
Fannie Mae, 5.18%, 2019		345,021	361,087
Fannie Mae, 6.16%, 2019		320,764	354,450
Fannie Mae, 5%, 2025		378,656	384,911
Freddie Mac, 5.085%, 2019		589,000	603,613
Freddie Mac, 5%, 2023 - 2028		3,390,620	3,475,903
Freddie Mac, 4%, 2024		185,965	187,684
Freddie Mac, 5.5%, 2026		228,895	234,589

			$11,541,506

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.7%
Aid-Egypt, 4.45%, 2015	$1,113,000	$1,161,961
Small Business Administration, 5.09%, 2025	177,765	185,575
Small Business Administration, 5.21%, 2026	2,096,467	2,191,477
Small Business Administration, 5.31%, 2027	1,121,291	1,191,296

		$4,730,309

U.S. Treasury Obligations – 3.9%
U.S. Treasury Bonds, 4.75%, 2017	$3,200,000	$3,522,250
U.S. Treasury Bonds, 8%, 2021	546,000	755,869
U.S. Treasury Bonds, 6.875%, 2025	1,782,000	2,339,431
U.S. Treasury Notes, 4.75%, 2012	6,532,000	7,077,017
U.S. Treasury Notes, 4.125%, 2015	3,398,000	3,633,736
U.S. Treasury Notes, TIPS, 2%, 2016 (f)	7,530,508	7,648,172

		$24,976,475

Total Bonds		$225,800,631

Money Market Funds (v) – 5.4%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	34,498,937	$34,498,937

Collateral for Securities Loaned – 1.5%
Morgan Stanley Repurchase Agreement, 0.19%, dated 7/31/09, due 8/03/09, total to be received $9,830,156 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $10,108,995 in an individually traded account), at Net Asset Value	9,830,000	$9,830,000

Total Investments		$649,188,764

Other Assets, Less Liabilities – (0.8)%		(5,066,807)

Net Assets – 100.0%		$644,121,957

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,061,821, representing 1.4% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.896%, 2023	5/25/06	$506,329	$335,610
Commercial Mortgage Asset Trust, FRN, 0.852%, 2032	8/25/03	407,705	301,956
Gaz Capital S.A., 8.125%, 2014	7/22/09	751,000	758,510
KazMunaiGaz Finance B.V., 11.75%, 2015	7/17/09	361,642	378,560
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.75%, 2019	7/16/09 - 7/17/09	509,599	519,635

Total Restricted Securities			$2,294,271
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company
TIPS	Treasury Inflation Protected Security

MFS Global Total Return Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/09 - continued

The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$379,059,196	$—	$—	$379,059,196
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	29,706,784	—	29,706,784
Non-U.S. Sovereign Debt	—	176,063,431	—	176,063,431
Corporate Bonds	—	1,516,145	—	1,516,145
Residential Mortgage-Backed Securities	—	11,541,505	—	11,541,505
Commercial Mortgage-Backed Securities	—	6,972,766	—	6,972,766
Short Term Securities	—	9,830,000	—	9,830,000
Mutual Funds	34,498,937	—	—	34,498,937

Total Investments	$413,558,133	$235,630,631	$—	$649,188,764

Other Financial Instruments
Futures	$1,641	$—	$—	$1,641
Forward Currency Contracts	—	(1,267,178)	—	(1,267,178)

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$640,599,973

Gross unrealized appreciation	$38,586,764
Gross unrealized depreciation	(29,997,973)

Net unrealized appreciation (depreciation)	$8,588,791

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(3) Derivative Contracts at 7/31/09

Forward Foreign Currency Exchange Contracts at 7/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Credit Suisse Group	967,000	8/31/09	$796,056	$807,010	$10,954
BUY	AUD	UBS AG	1,350,504	8/31/09	1,082,872	1,127,064	44,192
BUY	CAD	Citibank	427,556	8/17/09	394,875	396,911	2,036
BUY	CAD	UBS AG	5,517,779	8/17/09	4,843,039	5,122,303	279,264
BUY	DKK	UBS AG	8,960,486	8/31/09	1,691,650	1,713,961	22,311
BUY	EUR	Barclays Bank	1,403,000	9/17/09	1,996,109	1,999,771	3,662
BUY	EUR	HSBC Bank	1,695,000	10/15/09	2,371,746	2,415,884	44,138
BUY	EUR	JPMorgan Chase Bank	495,000	10/15/09	691,678	705,524	13,846
BUY	EUR	Merrill Lynch International Bank	364,000	9/17/09	515,744	518,829	3,085
BUY	EUR	UBS AG	1,750,027	9/17/09 - 10/15/09	2,467,266	2,494,354	27,088
BUY	GBP	Barclays Bank	609,651	10/15/09	987,756	1,018,245	30,489
BUY	GBP	Deutsche Bank	1,245,651	10/15/09	2,019,902	2,080,498	60,596
BUY	GBP	HSBC Bank	100,000	10/15/09	164,275	167,021	2,746
SELL	JPY	Goldman Sachs International	139,681,000	10/15/09	1,505,719	1,477,185	28,534
SELL	JPY	HSBC Bank	38,307,000	10/15/09	408,042	405,113	2,929
SELL	JPY	Merrill Lynch International Bank	219,950,874	10/15/09	2,382,303	2,326,073	56,230
SELL	JPY	UBS AG	2,328,001,344	10/15/09	24,758,597	24,619,590	139,007
BUY	NOK	Citibank	10,428,316	8/31/09	1,606,952	1,700,123	93,171
BUY	SEK	Citibank	6,575,000	8/31/09	877,979	911,283	33,304
BUY	SEK	UBS AG	4,731,000	8/31/09	649,852	655,708	5,856

							$903,438

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CAD	Goldman Sachs International	249,000	8/17/09	$216,218	$231,153	$(14,935)
SELL	CAD	HSBC Bank	656,807	8/17/09	580,000	609,731	(29,731)
SELL	CAD	UBS AG	5,798,737	8/17/09	4,959,733	5,383,124	(423,391)
SELL	CHF	Credit Suisse Group	909,453	10/15/09	850,751	851,603	(852)
SELL	DKK	Barclays Bank	276,000	8/31/09	52,678	52,793	(115)
SELL	EUR	Barclays Bank	23,000	9/17/09	32,597	32,787	(190)
SELL	EUR	Goldman Sachs International	538,203	9/17/09	762,000	767,129	(5,129)
SELL	EUR	JPMorgan Chase Bank	3,366,493	9/17/09	4,740,847	4,798,442	(57,595)
SELL	EUR	UBS AG	9,905,798	9/17/09	13,958,623	14,119,263	(160,640)
SELL	GBP	Barclays Bank	30,000	10/15/09	49,277	50,107	(830)
BUY	JPY	JPMorgan Chase Bank	5,254,461,599	10/15/09	56,894,176	55,568,133	(1,326,043)
BUY	JPY	Merrill Lynch International Bank	164,762,000	10/15/09	1,742,499	1,742,427	(72)
SELL	JPY	Barclays Bank	108,080,000	10/15/09	1,134,221	1,142,992	(8,771)
SELL	NOK	UBS AG	3,775,000	10/15/09	581,911	614,690	(32,779)
SELL	SEK	Barclays Bank	1,230,000	8/31/09	160,733	170,476	(9,743)
SELL	SEK	UBS AG	8,313,376	8/31/09	1,052,419	1,152,219	(99,800)

							$(2,170,616)

Futures Contracts Outstanding at 7/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	22	$2,580,188	Sep-09	$1,641

MFS Global Total Return Fund

Supplemental Information (Unaudited) 7/31/09 - continued

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,216,892	159,263,577	(164,981,532)	34,498,937

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$118,763	$34,498,937

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2009, are as follows:

United States	32.4%
Japan	15.6%
United Kingdom	8.8%
Italy	5.6%
France	5.6%
Switzerland	4.8%
Netherlands	4.1%
Germany	3.8%
Spain	2.8%
Other Countries	16.5%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS® Utilities Fund

7/31/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 92.6%
Cable TV – 3.2%
Comcast Corp., “Special A”	2,799,900	$39,170,601
DIRECTV Group, Inc. (a)	177,100	4,586,890
Time Warner Cable, Inc.	984,669	32,553,157

		$76,310,648

Electronics – 0.0%
First Solar, Inc. (a)	4,400	$679,316

Energy - Independent – 0.8%
Arch Coal, Inc.	477,850	$8,319,369
XTO Energy, Inc.	250,765	10,088,276

		$18,407,645

Natural Gas - Distribution – 12.5%
EQT Corp.	2,255,830	$86,578,755
GDF Suez	829,343	31,685,193
NiSource, Inc.	783,900	10,104,471
ONEOK, Inc.	357,100	11,820,010
Questar Corp.	2,217,966	73,348,136
Sempra Energy	1,234,090	64,703,339
Spectra Energy Corp.	867,220	15,922,159

		$294,162,063

Natural Gas - Pipeline – 4.1%
El Paso Corp.	3,791,150	$38,138,969
Enagas S.A.	938,075	18,551,406
Williams Cos., Inc.	2,326,560	38,830,286

		$95,520,661

Oil Services – 0.1%
Weatherford International Ltd. (a)	117,600	$2,206,176

Telecommunications - Wireless – 14.4%
America Movil S.A.B. de C.V., “L”, ADR	726,270	$31,236,873
Cellcom Israel Ltd.	2,316,952	64,781,978
Leap Wireless International, Inc. (a)	445,100	10,660,145
MetroPCS Communications, Inc. (a)	2,572,800	30,487,680
Mobile TeleSystems OJSC, ADR	481,710	20,227,003
MTN Group Ltd.	1,146,190	18,906,227
NII Holdings, Inc. (a)	457,540	10,532,571
Philippine Long Distance Telephone Co.	89,800	4,753,349
Philippine Long Distance Telephone Co., ADR	178,900	9,422,663
Rogers Communications, Inc., “B”	1,665,810	46,282,379
Sprint Nextel Corp. (a)	233,500	934,000
Vimpel-Communications, ADR (a)	638,900	8,631,539
Vivo Participacoes S.A., ADR	1,176,675	26,792,890
Vodacom Group PLC (a)	91,554	692,554
Vodafone Group PLC	26,102,640	53,501,072

		$337,842,923

Telephone Services – 10.9%
American Tower Corp., “A” (a)	148,100	$5,048,729
AT&T, Inc.	2,160,580	56,672,013
CenturyTel, Inc.	530,441	16,650,543
Frontier Communications Corp.	1,644,600	11,512,200
GVT Holding SA (a)	253,400	4,930,146
Royal KPN N.V. (l)	2,738,170	41,154,116
Telefonica S.A.	930,190	23,141,836
Verizon Communications, Inc.	326,000	10,454,820
Virgin Media, Inc.	4,761,309	49,755,679

1

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – continued
Windstream Corp.	4,176,195	$36,625,230

		$255,945,312

Utilities - Electric Power – 46.6%
AES Corp. (a)	7,816,560	$99,973,802
AES Tiete S.A., IPS	2,682,218	28,895,930
Allegheny Energy, Inc.	2,091,700	52,731,757
American Electric Power Co., Inc.	1,616,330	50,041,577
CenterPoint Energy, Inc.	378,700	4,563,335
CEZ AS	1,143,230	61,577,588
CMS Energy Corp.	5,621,090	72,736,905
Constellation Energy Group, Inc.	1,205,193	34,589,039
Covanta Holding Corp. (a)	261,400	4,415,046
Dominion Resources, Inc.	443,500	14,990,300
DPL, Inc.	1,572,633	37,664,560
Dynegy, Inc., “A” (a)	5,393,320	10,840,573
E.ON AG	2,201,292	83,332,039
Edison International	209,050	6,756,496
Eletropaulo Metropolitana S.A., IPS	2,451,560	45,726,538
Entergy Corp.	212,700	17,086,191
FirstEnergy Corp.	762,930	31,432,716
Fortum Oyj	220,200	5,100,080
FPL Group, Inc.	305,100	17,290,017
Iberdrola S.A.	690,058	5,920,909
National Grid PLC	597,300	5,572,488
Northeast Utilities	1,244,460	28,635,025
NRG Energy, Inc. (a)	3,780,312	102,862,283
OGE Energy Corp.	426,500	12,837,650
PPL Corp.	2,316,100	78,261,019
Progress Energy, Inc.	723,800	28,546,672
Public Service Enterprise Group, Inc.	1,774,552	57,584,212
Red Electrica de Espana	992,903	46,658,638
RWE AG	135,200	11,417,508
Severn Trent PLC	187,800	3,038,286
United Utilities Group PLC	269,453	2,028,861
Westar Energy, Inc.	691,100	13,593,937
Wisconsin Energy Corp.	416,400	17,892,708

		$1,094,594,685

Total Common Stocks		$2,175,669,429

Bonds – 1.5%
Asset Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 3.312%, 2023 (i)(z)	$2,470,440	$136,368

Cable TV – 0.4%
CSC Holdings, Inc., 8.625%, 2019 (z)	$5,115,000	$5,268,450
Virgin Media Finance PLC, 9.5%, 2016	4,420,000	4,530,500

		$9,798,950

Energy - Independent – 0.4%
Chesapeake Energy Corp., 9.5%, 2015	$9,438,000	$10,016,078

Metals & Mining – 0.2%
Arch Coal, Inc., 8.75%, 2016 (z)	$3,625,000	$3,661,250

Utilities - Electric Power – 0.5%
AES Corp., 9.75%, 2016 (n)	$12,317,000	$12,871,265

Total Bonds		$36,483,911

2

MFS Utilities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Convertible Bonds – 1.9%
Telecommunications - Wireless – 0.2%
NII Holdings, Inc., 3.125%, 2012	$4,052,000	$3,378,355

Telephone Services – 1.0%
Virgin Media, Inc., 6.5%, 2016 (z)	$28,033,000	$24,353,669

Utilities - Electric Power – 0.7%
Covanta Holding Corp., 3.25%, 2014 (z)	$15,249,820	$16,812,927

Total Convertible Bonds		$44,544,951

Convertible Preferred Stocks – 1.1%
Natural Gas - Pipeline – 0.8%
El Paso Corp., 4.99%	22,000	$19,305,000

Utilities - Electric Power – 0.3%
Great Plains Energy, Inc., 12%	98,990	$5,783,986

Total Convertible Preferred Stocks		$25,088,986

Money Market Funds (v) – 1.7%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	40,234,894	$40,234,894

Collateral for Securities Loaned – 1.8%
Morgan Stanley Repurchase Agreement, 0.19%, dated 7/31/09, due 8/03/09, total to be received $42,368,671 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $43,570,490 in an individually traded account), at Net Asset Value	$42,368,000	$42,368,000

Total Investments		$2,364,390,171

Other Assets, Less Liabilities – (0.6)%		(14,309,558)

Net Assets – 100.0%		$2,350,080,613

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(l)	All or a portion of this security is on loan.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $12,871,265, representing 0.55% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Arch Coal, Inc., 8.75%, 2016	7/28/09	$3,533,096	$3,661,250
CSC Holdings, Inc., 8.625%, 2019	2/09/09	4,876,586	5,268,450
Covanta Holding Corp., 3.25%, 2014	5/18/09	15,249,820	16,812,927
Falcon Franchise Loan LLC, FRN, 3.312%, 2023	1/18/02	156,782	136,368
Virgin Media, Inc., 6.5%, 2016	2/09/09-4/06/09	15,268,139	24,353,669

Total Restricted Securities			$50,232,664
% of Net Assets			2.1%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
GBP	British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options.

4

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/09 - continued

The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,477,493,327	$19,305,000	$—	$1,496,798,327
Brazil	106,345,504	—	—	106,345,504
Germany	94,749,548	—	—	94,749,548
Spain	94,272,789	—	—	94,272,789
Israel	64,781,978	—	—	64,781,978
United Kingdom	64,140,707	—	—	64,140,707
Czech Republic	61,577,588	—	—	61,577,588
Canada	46,282,379	—	—	46,282,379
Netherlands	41,154,116	—	—	41,154,116
Other Countries	130,655,480	—	—	130,655,480
Corporate Bonds	—	76,361,993	—	76,361,993
Commercial Mortgage-Backed	—	136,368	—	136,368
Foreign Bonds	—	4,530,500	—	4,530,500
Short Term Securities	—	42,368,000	—	42,368,000
Mutual Funds	40,234,894	—	—	40,234,894

Total Investments	$2,221,688,310	$142,701,861	$—	$2,364,390,171

Other Financial Instruments
Forwards	$—	$(2,826,800)	$—	$(2,826,800)

Country disclosure is based on the country of domicile. For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,437,974,077

Gross unrealized appreciation	$211,690,559
Gross unrealized depreciation	(285,274,465)

Net unrealized appreciation (depreciation)	$(73,583,906)

The aggregate cost above includes prior fiscal year end tax adjustments.

5

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(3) Derivative Contracts at 07/31/09

Forward Foreign Currency Exchange Contracts at 07/31/09

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Barclays Bank	3,954,137	10/15/09	$5,580,552	$5,635,832	$55,280
BUY	EUR	HSBC Bank	6,848,114	10/15/09	9,680,714	9,760,617	79,903
BUY	EUR	JPMorgan Chase Bank	1,480,931	9/17/09-10/15/09	2,082,456	2,110,814	28,358
BUY	GBP	Barclays Bank	433,151	10/15/09	712,086	723,452	11,366

							$174,907

Liability Derivatives
SELL	EUR	JPMorgan Chase Bank	520,062	10/15/09	$726,698	$741,244	$(14,546)
SELL	EUR	Merril Lynch International	4,254,323	10/19/09	5,992,256	6,063,686	(71,430)
SELL	EUR	UBS AG	114,644,930	9/17/09-10/15/09	161,542,251	163,409,519	(1,867,268)
SELL	GBP	Barclays Bank	10,855,227	10/15/09	17,623,189	18,130,508	(507,319)
SELL	GBP	Credit Suisse	112,723	10/15/09	185,474	188,271	(2,797)
SELL	GBP	Deutsche Bank	9,376,924	10/15/09	15,196,993	15,661,432	(464,439)
SELL	GBP	HBSC Bank	2,486,415	10/15/09	4,101,286	4,152,835	(51,549)
SELL	GBP	UBS AG	796,543	10/15/09	1,308,035	1,330,394	(22,359)

							$(3,001,707)

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,394,299	494,317,310	(499,476,715)	40,234,894

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$127,397	$40,234,894

6

MFS Utilities Fund

Supplemental Information (Unaudited) 7/31/09 - continued

(5) Country Weightings

Country weighting percentages of portfolio holdings based on total net assets and the valuation currency of each security, as of July 31, 2009, are as follows:

United States	66.9%
Brazil	4.5%
Germany	4.0%
Spain	4.0%
United Kingdom	2.9%
Israel	2.8%
Czech Republic	2.6%
Canada	2.0%
Netherlands	1.8%
Other Countries	8.5%

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.